Credit Facilities - Schedule of Outstanding Balances of Short-Term Bank Borrowings (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)		May 31, 2023 USD ($)	May 31, 2023 CNY (¥)
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings		$ 2,493,390	$ 2,291,582
Agricultural Bank of China Limited company Ningbo Beilun Branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term		From December, 2024 to December, 2025
Interest rate		3.10%
Collateral/ Guarantee		Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Short-term bank borrowings		$ 684,997
China CITIC Bank Co., LTD. Ningbo branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term		From July, 2024 to July, 2025
Interest rate		3.15%
Collateral/ Guarantee		Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen
Date of paid off
Short-term bank borrowings		$ 684,997
Huishang Bank Co., LTD. Ningbo Beilun branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term		From September, 2024 to March, 2025
Interest rate		3.90%
Collateral/ Guarantee		Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin
Date of paid off
Short-term bank borrowings		$ 684,997
Bank of China Limited Zhenhai branch [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term		From December, 2024 to December, 2025
Interest rate		4.35%
Collateral/ Guarantee		Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen pledges of mortgages of real estate
Date of paid off
Short-term bank borrowings		$ 438,399
Ningbo Beilun Branch of Linshang Bank Co., Ltd. [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term		From July, 2023 to July, 2024
Interest rate		6.09%
Collateral/ Guarantee		Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen, pledged by real estate owned by Mr. Zhengjun Tao and Ms. Shasha Chen
Date of paid off		Jul. 19, 2024
Short-term bank borrowings			281,694
Agricultural Bank of China [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term		From December, 2023 to December, 2024
Interest rate		3.45%
Collateral/ Guarantee		Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen
Date of paid off		Dec. 31, 2024
Short-term bank borrowings			704,235
Industrial and Commercial Bank of China [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term	[1]	From May, 2023 to May, 2024
Interest rate		3.75%
Collateral/ Guarantee	[1]	Guaranteed by Shenzhen High-tech Investment Small and Micro Financing Guarantee Co., Ltd
Date of paid off	[1]	Dec. 31, 2024
Short-term bank borrowings		[1]	325,357	[1]	$ 325,357	¥ 2,310,000
Shanghai Pudong Development Bank Co., Ltd. [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term		From April, 2023 to April, 2024
Interest rate		4.98%
Date of paid off		Apr. 19, 2024
Short-term bank borrowings			14,085
Bank of China [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term		From March, 2023 to March, 2024
Interest rate		3.85%
Collateral/ Guarantee		Guaranteed by Mr. Lihai Zhang, Ms. Hongyan Zhang and Mr. Chengzhi Zhao, pledged by accounts receivable of the Shenzhen Haiyue Freight Co., Ltd. and a real estate owned by Ms. Hongyan Zhang
Date of paid off		Mar. 08, 2024
Short-term bank borrowings			926,774
Bank of China [Member]
Schedule of Outstanding Balances of Short-Term Bank Borrowings [Line Items]
Term		From March, 2023 to March, 2024
Interest rate		4.10%
Collateral/ Guarantee		Guaranteed by Ningbo Haoxin International Logistics Co., Ltd., Shenzhen Longanda Freight Co., Ltd., Ms. Hongyan Zhang and Mr. Chengzhi Zhao
Date of paid off		Mar. 21, 2024
Short-term bank borrowings			$ 39,437

[1]	In June 2022, the Company entered into a 12-month operating loan agreement with Industrial and Commercial Bank of China. The Company received a fund of RMB 2,310,000 (approximately $334,919) with an annual interest rate of 3.8% to be due in June 2023. On May 24, 2023, the Company paid up the loan. In May 2023, the Company received a fund of RMB 2,310,000 (approximately $325,357) with an annual interest rate of 3.55% to be due in May 2024. The company defaulted on the principal borrowed in May 2024. In August 2024, Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd. has repaid RMB1,809,601 (approximately $247,914) to the Company, with interest payments of $5,165 as of December 31, 2024. As of April 30, 2025, the Company has full repaid this bank loan.